COMMITMENTS (Details 4) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure of transactions between related parties [line items]
Value	$ 280,032
Servicio Nacional De Aduana Del Ecuador [Member] | Lineas Aereas Nacionales Delecuador S.A. [Member] | Three Letter Of Credit [Member]
Disclosure of transactions between related parties [line items]
Value	$ 1,705
Release date	Aug. 05, 2018
Corporacion Peruana De Aeropuertos Y Aviacion Comercial [Member] | Lan Peru S.A. [Member] | Twenty Five Letter Of Credit [Member]
Disclosure of transactions between related parties [line items]
Value	$ 1,897
Release date	Jan. 31, 2018
Lima Airport Partners S.R.L. [Member] | Lan Peru S.A. [Member] | Eighteen Letter Of Credit [Member]
Disclosure of transactions between related parties [line items]
Value	$ 996
Release date	Apr. 30, 2018
Superintendencia Nacional De Aduanas Y De Administracion Tributaria [Member] | Lan Peru S.A. [Member] | Ten Letter Of Credit [Member]
Disclosure of transactions between related parties [line items]
Value	$ 80,000
Release date	Jan. 31, 2018
Aena Aeropuertos S.A. [Member] | LATAM Airlines Group S.A. [Member] | Four Letter Of Credit [Member]
Disclosure of transactions between related parties [line items]
Value	$ 2,809
Release date	Nov. 15, 2018
American Alternative Insurance Corporation [Member] | LATAM Airlines Group S.A. [Member] | Six Letter Of Credit [Member]
Disclosure of transactions between related parties [line items]
Value	$ 3,690
Release date	Apr. 05, 2018
Comision Europea [Member] | LATAM Airlines Group S.A. [Member] | One Letter Of Credit [Member]
Disclosure of transactions between related parties [line items]
Value	$ 9,868
Release date	Jun. 16, 2018
Deutsche Bank A.G. [Member] | LATAM Airlines Group S.A. [Member] | One Letter Of Credit [Member]
Disclosure of transactions between related parties [line items]
Value	$ 15,000
Release date	Mar. 31, 2018
Direccion General De Aeronautic A Civil [Member] | LATAM Airlines Group S.A. [Member] | Fifty Three Letter Of Credit [Member]
Disclosure of transactions between related parties [line items]
Value	$ 19,759
Release date	Feb. 28, 2018
Empresa Publica De Hidrocarburos Del Ecuador EP Petroecuador [Member] | LATAM Airlines Group S.A. [Member] | One Letter Of Credit [Member]
Disclosure of transactions between related parties [line items]
Value	$ 5,500
Release date	Jun. 18, 2018
Metropolitan Dade County [Member] | LATAM Airlines Group S.A. [Member] | Eight Letter Of Credit [Member]
Disclosure of transactions between related parties [line items]
Value	$ 2,273
Release date	Mar. 13, 2018
4 Vara Mista De Bayeux [Member] | Tam Linhas Aereas S.A. [Member] | One Insurance Policies Guarantee [Member]
Disclosure of transactions between related parties [line items]
Value	$ 1,044
Release date	Mar. 25, 2021
Conselho Administrativo De Conselhos Federais [Member] | Tam Linhas Aereas S.A. [Member] | One Insurance Policies Guarantee [Member]
Disclosure of transactions between related parties [line items]
Value	$ 12,703
Release date	May 19, 2020
Fundacao De Proteao De Defesa Do Consumidor Procon [Member] | Tam Linhas Aereas S.A. [Member] | Two Insurance Policies Guarantee [Member]
Disclosure of transactions between related parties [line items]
Value	$ 3,926
Release date	Apr. 01, 2021
Uniao Federal [Member] | Tam Linhas Aereas S.A. [Member] | One Insurance Policies Guarantee [Member]
Disclosure of transactions between related parties [line items]
Value	$ 6,604
Release date	Oct. 20, 2021
Uniao Federal - Fazenda Nacional [Member] | Tam Linhas Aereas S.A. [Member] | One Insurance Policies Guarantee [Member]
Disclosure of transactions between related parties [line items]
Value	$ 41,243
Release date	Jul. 30, 2020
Uniao Federal - Procuradoira - Gral da fazenda Nacional [Member] | Tam Linhas Aereas S.A. [Member] | Four Insurance Policies Guarantee [Member]
Disclosure of transactions between related parties [line items]
Value	$ 50,196
Release date	Jan. 04, 2020
Unia O Federal Vara Comarc A De DF [Member] | Tam Linhas Aereas S.A. [Member] | One Insurance Policies Guarantee [Member]
Disclosure of transactions between related parties [line items]
Release date	Sep. 28, 2021
Unia O Federal Vara Comarc A De DF [Member] | Tam Linhas Aereas S.A. [Member] | Two Insurance Policies Guarantee [Member]
Disclosure of transactions between related parties [line items]
Value	$ 1,551
Unia O Federal Vara Comarc A De SP [Member] | Tam Linhas Aereas S.A. [Member] | One Insurance Policies Guarantee [Member]
Disclosure of transactions between related parties [line items]
Value	$ 19,268
Release date	Feb. 22, 2021